INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 2,042
Participation in the profit or loss of the period	2,191,477	$ 2,177,116	$ 4,002,967
Year-end balance	1,410	2,042
Joint ventures
Disclosure of joint ventures [line items]
Balance at the beginning of the year	2,042	4,047	2,394
Participation in the profit or loss of the period	(632)	(2,005)	1,650
Acquisitions			3
Year-end balance	$ 1,410	$ 2,042	$ 4,047